Calvert
Global Water Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Australia — 1.9%
Reece Ltd.(1)	520,061	$ 4,629,210
Reliance Worldwide Corp. Ltd.	2,349,642	6,032,110
		$ 10,661,320
Austria — 0.9%
Wienerberger AG	135,131	$ 4,821,923
		$ 4,821,923
Brazil — 4.2%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR(1)	345,634	$ 8,243,370
Cia de Saneamento de Minas Gerais Copasa MG	887,892	7,101,343
Cia De Sanena Do Parana	1,007,900	7,370,128
		$22,714,841
Canada — 1.5%
Brookfield Renewable Corp.(1)	66,606	$2,553,674
Gildan Activewear, Inc.(1)	48,041	3,002,759
Stantec, Inc.	28,666	2,705,053
		$8,261,486
Chile — 1.3%
Aguas Andinas SA, Class A	16,796,196	$6,877,040
		$6,877,040
China — 4.6%
Beijing Enterprises Water Group Ltd.	20,861,452	$6,595,990
China Everbright Environment Group Ltd.(1)	4,285,666	2,652,287
China Lesso Group Holdings Ltd.	6,132,578	3,657,537
China Water Affairs Group Ltd.(1)	7,994,421	5,348,143
Guangdong Investment Ltd.	7,705,427	6,722,206
		$24,976,163
Denmark — 0.5%
Novonesis (Novozymes), Class B	44,284	$2,833,313
		$2,833,313
Finland — 1.2%
Kemira OYJ(1)	294,988	$6,769,239
		$6,769,239
France — 3.3%
Eurofins Scientific SE	40,607	$2,969,525
L'Oreal SA	6,235	2,676,783
LVMH Moet Hennessy Louis Vuitton SE	3,747	2,824,247
Veolia Environnement SA	280,589	9,763,787
		$18,234,342
Germany — 1.0%
GEA Group AG	40,890	$2,763,438
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	34,222	$ 2,791,995
		$ 5,555,433
Italy — 2.1%
ACEA SpA	255,317	$ 6,614,674
Interpump Group SpA	91,626	4,984,170
		$ 11,598,844
Japan — 7.0%
Ebara Corp.	202,180	$ 4,765,336
Kurita Water Industries Ltd.	176,442	7,169,310
Lixil Corp.	384,400	4,649,085
METAWATER Co. Ltd.	246,400	5,286,044
Miura Co. Ltd.	140,700	2,732,693
Organo Corp.(1)	76,200	6,308,832
Sekisui Chemical Co. Ltd.	162,200	2,727,758
TOTO Ltd.(1)	175,300	4,843,601
		$38,482,659
Mexico — 0.6%
Orbia Advance Corp. SAB de CV(1)(2)	4,073,500	$3,524,372
		$3,524,372
Netherlands — 1.3%
Aalberts NV	140,500	$4,631,286
Arcadis NV(1)	62,465	2,605,627
		$7,236,913
Singapore — 0.6%
City Developments Ltd.	495,000	$3,078,908
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$3,078,908
South Korea — 1.3%
Coway Co. Ltd.	116,002	$6,983,065
		$6,983,065
Spain — 1.1%
Acciona SA(1)	13,772	$2,997,328
Iberdrola SA	130,941	2,835,317
		$5,832,645
Sweden — 1.0%
Fabege AB(1)	317,860	$2,847,555
Sdiptech AB, Class B(2)	138,346	2,863,477
		$5,711,032
Switzerland — 4.8%
Belimo Holding AG	5,289	$5,167,688
Geberit AG	7,343	5,702,737
Georg Fischer AG(1)	72,944	4,886,705
Roche Holding AG	7,218	2,980,819

Calvert
Global Water Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sika AG	14,022	$ 2,846,822
Sulzer AG	25,726	4,749,748
		$ 26,334,519
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	60,294	$ 2,963,888
		$ 2,963,888
United Kingdom — 8.7%
CNH Industrial NV	293,051	$ 2,701,930
Croda International PLC	76,622	2,779,682
Genuit Group PLC	901,725	3,953,651
Halma PLC	58,585	2,780,729
Mondi PLC	240,282	2,931,490
Pennon Group PLC	1,048,807	7,433,435
Severn Trent PLC	231,715	8,701,146
Spirax Group PLC	83,211	7,605,238
United Utilities Group PLC	534,649	8,589,899
		$47,477,200
United States — 50.4%
A.O. Smith Corp.	75,980	$5,081,542
Advanced Drainage Systems, Inc.	34,416	4,984,469
AECOM	52,044	4,961,355
Agilent Technologies, Inc.	18,003	2,449,668
American States Water Co.	102,172	7,405,427
American Water Works Co., Inc.	73,924	9,647,082
Badger Meter, Inc.	40,447	7,054,361
Ball Corp.	55,399	2,934,485
California Water Service Group	165,021	7,150,360
Chemed Corp.	11,197	4,790,748
CMS Energy Corp.	36,631	2,561,606
Colgate-Palmolive Co.	34,376	2,716,392
Core & Main, Inc., Class A(2)	106,465	5,532,986
Digital Realty Trust, Inc.	17,259	2,670,140
Ecolab, Inc.	34,216	8,982,384
Energy Recovery, Inc.(2)	388,234	5,237,277
Entegris, Inc.	35,593	2,998,710
Equinix, Inc.	3,668	2,810,275
Essential Utilities, Inc.	223,286	8,565,251
Ferguson Enterprises, Inc.	24,224	5,392,989
FMC Corp.(1)	193,385	2,682,250
Fortune Brands Innovations, Inc.	95,373	4,770,557
Franklin Electric Co., Inc.	48,604	4,643,140
Gorman-Rupp Co.	83,366	3,980,727
H2O America	149,805	7,338,947
Hawkins, Inc.(1)	51,101	7,259,408
Hilton Worldwide Holdings, Inc.	9,695	2,784,889
IDEX Corp.	15,888	2,827,111
IDEXX Laboratories, Inc.(2)	3,671	2,483,542
Ingersoll Rand, Inc.	34,397	2,724,930
Security	Shares	Value
United States (continued)
Intel Corp.(2)	68,133	$ 2,514,108
Itron, Inc.(2)	27,903	2,591,073
Lamb Weston Holdings, Inc.	46,791	1,960,075
Levi Strauss & Co., Class A	125,441	2,601,646
Lindsay Corp.	34,827	4,105,059
Marriott International, Inc., Class A	9,067	2,812,946
Masco Corp.	82,677	5,246,682
Middlesex Water Co.(1)	125,715	6,338,550
Mondelez International, Inc., Class A	47,169	2,539,107
Montrose Environmental Group, Inc.(2)	222,891	5,534,384
Mueller Industries, Inc.	48,204	5,533,819
Mueller Water Products, Inc., Class A	191,310	4,557,004
Nucor Corp.	17,327	2,826,207
Otter Tail Corp.	55,261	4,465,641
Parker-Hannifin Corp.	3,207	2,818,825
Pentair PLC	78,145	8,138,020
Procter & Gamble Co.	18,513	2,653,098
Roper Technologies, Inc.	6,193	2,756,690
SiteOne Landscape Supply, Inc.(2)	20,580	2,563,445
Tetra Tech, Inc.	222,713	7,469,794
Toro Co.	39,625	3,119,280
Trimble, Inc.(2)	33,941	2,659,277
Valmont Industries, Inc.	12,281	4,940,892
Veralto Corp.	85,033	8,484,593
Waters Corp.(2)	21,090	8,010,615
Watts Water Technologies, Inc., Class A	27,259	7,524,029
Xylem, Inc.	62,626	8,528,409
Zurn Elkay Water Solutions Corp., Class C	156,682	7,284,146
		$276,000,422
Total Common Stocks (identified cost $380,247,434)		$546,929,567

Short-Term Investments — 0.5%
Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(4)	7,650	$ 7,650
Total Affiliated Fund (identified cost $7,650)		$ 7,650

Calvert
Global Water Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(5)	2,668,006	$ 2,668,006
Total Securities Lending Collateral (identified cost $2,668,006)		$ 2,668,006
Total Short-Term Investments (identified cost $2,675,656)		$ 2,675,656

Total Investments — 100.3% (identified cost $382,923,090)	$549,605,223
Other Assets, Less Liabilities — (0.3)%	$ (1,733,952)
Net Assets — 100.0%	$547,871,271

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $40,900,479 and the total market value of the collateral received by the Fund was $43,211,442, comprised of cash of $2,668,006 and U.S. government and/or agencies securities of $40,543,436.
(2)	Non-income producing security.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	45.0%
Utilities	27.6
Materials	9.4
Information Technology	4.8
Health Care	4.3
Consumer Discretionary	3.8
Consumer Staples	2.8
Real Estate	2.1
Total	99.8%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,650, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,360,502	$25,834,571	$(27,187,423)	$ —	$ —	$7,650	$4,931	7,650

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Water Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$10,661,320	$ —	$10,661,320
Austria	—	4,821,923	—	4,821,923
Brazil	8,243,370	14,471,471	—	22,714,841
Canada	8,261,486	—	—	8,261,486
Chile	—	6,877,040	—	6,877,040
China	—	24,976,163	—	24,976,163
Denmark	—	2,833,313	—	2,833,313
Finland	—	6,769,239	—	6,769,239
France	—	18,234,342	—	18,234,342
Germany	—	5,555,433	—	5,555,433
Italy	—	11,598,844	—	11,598,844
Japan	—	38,482,659	—	38,482,659
Mexico	3,524,372	—	—	3,524,372
Netherlands	—	7,236,913	—	7,236,913
Singapore	—	3,078,908	0	3,078,908
South Korea	—	6,983,065	—	6,983,065
Spain	—	5,832,645	—	5,832,645
Sweden	—	5,711,032	—	5,711,032
Switzerland	—	26,334,519	—	26,334,519
Taiwan	—	2,963,888	—	2,963,888
United Kingdom	2,701,930	44,775,270	—	47,477,200
United States	276,000,422	—	—	276,000,422
Total Common Stocks	$298,731,580	$248,197,987(2)	$0	$546,929,567
Short-Term Investments:
Affiliated Fund	$7,650	$ —	$ —	$7,650
Securities Lending Collateral	2,668,006	—	—	2,668,006
Total Investments	$301,407,236	$248,197,987	$0	$549,605,223

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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